Related party transactions (Detail) - USD ($) $ in Thousands		12 Months Ended
	Dec. 28, 2023	Dec. 31, 2023	Dec. 31, 2022	Jan. 04, 2024
Liberty Development JV Inc | Subsequent Event
Transactions with Third Party [Line Items]
Equity interest (percent)				50.00%
Equity Method Investee
Transactions with Third Party [Line Items]
Development fees		$ 27,933	$ 12,628
Equity Method Investee | Administrative Service
Transactions with Third Party [Line Items]
Reimbursement of incurred costs		34,733	38,215
Equity Method Investee | Development Service
Transactions with Third Party [Line Items]
Reimbursement of incurred costs		$ 37,802	$ 25,645
Atlantica | Related Party
Transactions with Third Party [Line Items]
Impairment loss	$ 1,481
Atlantica | Liberty Jimena, S.L. and Liberty Caparacena, S.L. | Related Party
Transactions with Third Party [Line Items]
Equity interest (percent)	100.00%
Atlantica | Liberty Infraestructuras, S.L. | Related Party
Transactions with Third Party [Line Items]
Equity interest (percent)	80.00%